UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.2%
                                                           SHARES       VALUE
                                                         ---------   -----------
CONSUMER DISCRETIONARY -- 14.5%
   Advance Auto Parts.................................      27,621   $ 1,134,947
   GameStop, Cl A *...................................      16,807       680,852
   International Game Technology......................      23,080       501,067
   Marriott International, Cl A.......................      26,535       687,522
   Royal Caribbean Cruises............................      28,767       732,983
   Starbucks *........................................      40,831       599,807
                                                                     -----------
                                                                       4,337,178
                                                                     -----------
CONSUMER STAPLES -- 4.3%
   BJ's Wholesale Club *..............................      15,995       600,292
   Safeway............................................      26,071       696,617
                                                                     -----------
                                                                       1,296,909
                                                                     -----------
ENERGY -- 9.2%
   BJ Services........................................      32,042       942,035
   Cameron International *............................      23,154     1,105,835
   Noble..............................................      13,793       715,443
                                                                     -----------
                                                                       2,763,313
                                                                     -----------
FINANCIALS -- 6.5%
   City National......................................      16,257       798,706
   TD Ameritrade Holding *............................      33,537       667,722
   Zions Bancorporation...............................      16,333       478,067
                                                                     -----------
                                                                       1,944,495
                                                                     -----------
HEALTH CARE -- 8.5%
   Cephalon *.........................................       9,332       682,729
   Pediatrix Medical Group *..........................      14,195       690,587
   Pharmaceutical Product Development.................      18,661       711,730
   Quest Diagnostics..................................       8,325       442,557
                                                                     -----------
                                                                       2,527,603
                                                                     -----------
INDUSTRIALS -- 19.8%
   Allied Waste Industries *..........................      64,786       783,911
   BE Aerospace *.....................................      21,428       550,271
   EnergySolutions....................................      22,765       466,910
   Flowserve..........................................       2,674       356,551

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED
                                                           SHARES       VALUE
                                                         ---------   -----------
INDUSTRIALS -- CONTINUED
   IDEX...............................................      19,996   $   756,449
   ITT................................................       9,132       611,479
   Kansas City Southern *.............................      17,836       980,980
   MSC Industrial Direct, Cl A........................      22,540     1,075,158
   Steelcase, Cl A....................................      33,469       333,351
                                                                     -----------
                                                                       5,915,060
                                                                     -----------
INFORMATION TECHNOLOGY -- 21.1%
   Agilent Technologies *.............................      17,079       615,869
   Anixter International *............................       9,760       663,973
   Cognizant Technology Solutions, Cl A *.............      20,105       564,347
   Fiserv *...........................................      15,335       733,320
   Harris.............................................      17,795       856,829
   Kla-Tencor.........................................      20,063       754,168
   SAIC *.............................................      52,145       985,019
   Western Union......................................      41,524     1,147,723
                                                                     -----------
                                                                       6,321,248
                                                                     -----------
MATERIALS -- 8.2%
   Albemarle..........................................      18,000       700,740
   International Flavors & Fragrances.................      23,484       944,526
   Pactiv *...........................................      34,062       821,235
                                                                     -----------
                                                                       2,466,501
                                                                     -----------
UTILITIES -- 3.1%
   Covanta Holding *..................................      32,763       921,951
                                                                     -----------
   Total Common Stock
      (Cost $29,686,784)..............................                28,494,258
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

SHORT-TERM INVESTMENTS -- 7.3%
                                                           SHARES       VALUE
                                                         ---------   -----------
   CASH EQUIVALENTS (A) -- 7.3%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 2.270%.........................   1,208,078   $ 1,208,078
   HighMark U.S. Government Money
      Market Fund, Fiduciary Class, 1.900%............     972,945       972,945
                                                                     -----------
   Total Short-Term Investments
         (Cost $2,181,023)............................                 2,181,023
                                                                     -----------
   Total Investments -- 102.5%
         (Cost $31,867,807)+..........................               $30,675,281
                                                                     ===========

Percentages are based on Net Assets of $29,924,117.

*    Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2008.

Cl   -- Class

+    At July 31, 2008, the tax basis cost of the Fund's investments was
$31,867,807, and the unrealized appreciation and depreciation were $2,081,543 and $(3,274,069), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RHJ-QH-003-0900

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.5%**
                                                           SHARES       VALUE
                                                         ---------   -----------
CONSUMER DISCRETIONARY -- 9.4%
   Childrens Place Retail Stores *....................      27,100   $ 1,031,155
   Dolan Media *......................................      43,606       920,523
   Fossil *...........................................      17,300       463,294
   Iconix Brand Group *...............................     108,500     1,302,000
   O'Reilly Automotive *..............................      29,000       740,660
                                                                     -----------
                                                                       4,457,632
                                                                     -----------
CONSUMER STAPLES -- 4.1%
   Bare Escentuals *..................................      36,400       420,056
   Hain Celestial Group *.............................      58,700     1,534,418
                                                                     -----------
                                                                       1,954,474
                                                                     -----------
ENERGY -- 5.1%
   Carrizo Oil & Gas *................................       8,100       407,754
   Exterran Holdings *................................      14,885       840,109
   Hornbeck Offshore Services *.......................      14,000       624,120
   Willbros Group *...................................      13,700       514,846
                                                                     -----------
                                                                       2,386,829
                                                                     -----------
FINANCIALS -- 5.6%
   IPC Holdings.......................................      38,500     1,235,850
   Signature Bank *...................................      23,900       703,377
   TradeStation Group *...............................      67,400       726,572
                                                                     -----------
                                                                       2,665,799
                                                                     -----------
HEALTH CARE -- 22.2%
   Air Methods *......................................      40,700     1,166,869
   Analogic...........................................       4,526       331,213
   Emergency Medical Services, Cl A *.................      21,900       591,738
   Haemonetics *......................................      14,900       865,094
   PerkinElmer........................................      41,200     1,198,920
   Perrigo............................................      31,700     1,116,791
   Pharmaceutical Product Development.................      26,200       999,268
   Psychiatric Solutions *............................      26,700       935,034
   Sciele Pharma......................................      57,100     1,064,915
   SurModics * .......................................      31,300     1,317,417

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED
                                                           SHARES       VALUE
                                                         ---------   -----------
HEALTH CARE -- CONTINUED
   Zoll Medical *.....................................      29,024   $   914,256
                                                                     -----------
                                                                      10,501,515
                                                                     -----------
INDUSTRIALS -- 28.7%
   AAR *..............................................      83,100     1,428,489
   Actuant, Cl A......................................      37,200     1,133,112
   Allied Waste Industries *..........................      67,700       819,170
   Bucyrus International, Cl A........................       7,800       546,078
   CoStar Group *.....................................      10,400       518,856
   Eagle Bulk Shipping................................      30,500       885,720
   EnerSys *..........................................      31,700     1,023,276
   Forward Air........................................      22,800       834,252
   Innerworkings *....................................      76,200       888,492
   Landstar System....................................      24,600     1,244,268
   Mine Safety Appliances.............................      30,400     1,004,416
   Titan International................................      20,900       965,789
   Triumph Group......................................      18,490       979,230
   VistaPrint *.......................................      23,100       595,287
   Watsco.............................................      14,000       698,180
                                                                     -----------
                                                                      13,564,615
                                                                     -----------
INFORMATION TECHNOLOGY -- 18.6%
   Ariba *............................................      30,723       504,165
   Aspen Technology *.................................     100,000     1,330,000
   CACI International, Cl A *.........................      16,000       719,360
   Coherent *.........................................      27,800       959,100
   Euronet Worldwide *................................      52,400       838,400
   Intermec *.........................................      52,900       995,578
   j2 Global Communications *.........................      44,700     1,071,459
   Jack Henry & Associates............................      52,000     1,122,680
   Microsemi *........................................      47,500     1,233,100
                                                                     -----------
                                                                       8,773,842
                                                                     -----------
MATERIALS -- 3.8%
   International Flavors & Fragrances.................      27,800     1,118,116

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED
                                                           SHARES       VALUE
                                                         ---------   -----------
MATERIALS -- CONTINUED
   Valspar............................................      30,500   $   660,935
                                                                     -----------
                                                                       1,779,051
                                                                     -----------
   Total Common Stock
      (Cost $45,190,607)..............................                46,083,757
                                                                     -----------
SHORT-TERM INVESTMENT -- 3.5%

   CASH EQUIVALENT -- 3.5%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 2.270% (A)
         (Cost $1,628,049)............................   1,628,049     1,628,049
                                                                     -----------
   Total Investments -- 101.0%
         (Cost $46,818,656)+..........................               $47,711,806
                                                                     ===========

Percentages are based on Net Assets of $47,248,794.

*    Non-income producing security.

**   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)  Rate shown is the 7-day effective yield as of July 31, 2008.

Cl   -- Class

+    At July 31, 2008, the tax basis cost of the Fund's investments was
$46,818,656, and the unrealized appreciation and depreciation were $5,052,421 and $(4,159,271), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RHJ-QH-002-0900

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.4%**
                                                           SHARES       VALUE
                                                         ---------  ------------
CONSUMER DISCRETIONARY -- 12.9%
   American Public Education *........................      30,700  $  1,394,701
   ATC Technology *...................................      63,500     1,595,120
   BJ's Restaurants *.................................     187,900     2,038,715
   Cavco Industries *.................................      51,100     1,722,070
   DG FastChannel *...................................      83,917     1,426,589
   Global Traffic Network *...........................     118,266     1,115,248
   Martha Stewart Living Omnimedia, Cl A *............     182,600     1,331,154
   Peet's Coffee & Tea *..............................      73,100     1,424,719
   Red Robin Gourmet Burgers *........................      50,600     1,256,398
   Smart Balance *....................................     219,708     1,625,839
   Standard Motor Products............................     124,100     1,165,299
   True Religion Apparel *............................      81,900     2,116,296
   Wet Seal, Cl A *...................................     262,577     1,152,713
                                                                    ------------
                                                                      19,364,861
                                                                    ------------
CONSUMER STAPLES -- 5.2%
   Lance..............................................     110,000     2,024,000
   Omega Protein *....................................      83,600     1,307,504
   Spartan Stores.....................................      66,200     1,574,898
   TreeHouse Foods *..................................     106,400     2,883,440
                                                                    ------------
                                                                       7,789,842
                                                                    ------------
ENERGY -- 8.8%
   Boots & Coots International Control *..............     513,100     1,349,453
   Flotek Industries *................................     120,114     2,207,695
   Furmanite *........................................     338,800     3,103,408
   North American Energy Partners *...................      69,600     1,259,064
   Petroquest Energy *................................     151,000     3,151,370
   T-3 Energy Services *..............................      31,440     2,155,841
                                                                    ------------
                                                                      13,226,831
                                                                    ------------
FINANCIALS -- 2.7%
   Nara Bancorp.......................................     176,700     1,851,816
   Trico Bancshares...................................      35,100       529,308

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED
                                                           SHARES       VALUE
                                                         ---------  ------------
FINANCIALS -- CONTINUED
   Yucheng Technologies *.............................     122,800  $  1,591,488
                                                                    ------------
                                                                       3,972,612
                                                                    ------------
HEALTH CARE -- 16.9%
   Abaxis *...........................................      31,300       622,557
   Air Methods *......................................      64,600     1,852,082
   Alliance Imaging *.................................     168,600     1,598,328
   Greatbatch *.......................................      70,600     1,444,476
   IPC The Hospitalist *..............................      19,471       419,600
   IRIS International *...............................     124,212     2,096,699
   Kendle International *.............................      60,600     2,493,690
   Life Sciences Research *...........................      38,600     1,304,680
   Matrixx Initiatives *..............................      72,800     1,342,432
   Medtox Scientific *................................     184,000     2,656,960
   Natus Medical *....................................     105,600     2,450,976
   Omnicell *.........................................     154,000     2,502,500
   Providence Service *...............................      79,500       866,550
   RTI Biologics *....................................     149,921     1,242,845
   Skilled Healthcare Group, Cl A *...................      82,100     1,199,481
   Synovis Life Technologies *........................      54,230     1,119,307
                                                                    ------------
                                                                      25,213,163
                                                                    ------------
INDUSTRIALS -- 25.7%
   Aerovironment *....................................      79,500     2,594,085
   Allegiant Travel *.................................      55,900     1,379,612
   Altra Holdings *...................................      89,300     1,488,631
   American Ecology...................................      62,900     1,981,979
   Apogee Enterprises.................................     128,789     2,225,474
   Beacon Roofing Supply *............................     129,600     1,734,048
   Chart Industries *.................................      37,300     1,973,916
   Colfax *...........................................      56,700     1,547,343
   Columbus McKinnon *................................      58,900     1,514,319
   DXP Enterprises *..................................      39,540     1,891,594
   Dynamex *..........................................      95,200     2,672,264
   FreightCar America.................................      62,800     2,392,052

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED
                                                           SHARES       VALUE
                                                         ---------  ------------
INDUSTRIALS -- CONTINUED
   Hawaiian Holdings *................................     207,400  $  1,829,268
   Healthcare Services Group..........................     125,450     2,083,724
   KHD Humboldt Wedag International *.................      60,100     1,593,251
   Orion Marine Group *...............................     103,900     1,439,015
   Standard Parking *.................................     112,660     2,428,950
   Team *.............................................      60,900     2,223,459
   Titan Machinery *..................................      79,000     2,166,180
   Vocus *............................................      34,600     1,231,414
                                                                    ------------
                                                                      38,390,578
                                                                    ------------
INFORMATION TECHNOLOGY -- 21.9%
   Bottomline Technologies *..........................      80,268       960,808
   Cbeyond *..........................................     171,100     2,939,498
   Compellent Technologies *..........................      27,073       307,008
   DemandTec *........................................      88,614       885,254
   Dycom Industries *.................................     175,184     2,780,170
   ENGlobal *.........................................      83,900     1,035,326
   Globecomm Systems *................................     267,300     2,456,487
   HMS Holdings *.....................................      82,100     2,042,648
   Intellon *.........................................     231,700       880,460
   Interwoven *.......................................     117,114     1,648,965
   JDA Software Group *...............................      79,900     1,363,893
   Measurement Specialties *..........................     105,766     1,825,521
   NCI, Cl A *........................................      83,747     1,999,041
   Netezza *..........................................     126,900     1,649,700
   Radiant Systems *..................................     117,600     1,341,816
   Seachange International *..........................     456,183     3,384,878
   Stratasys *........................................      71,100     1,105,605
   Tyler Technologies *...............................     161,600     2,582,368
   Viasat *...........................................      66,800     1,538,404
                                                                    ------------
                                                                      32,727,850
                                                                    ------------
MATERIALS -- 1.4%
   Calgon Carbon *....................................     111,500     2,118,500
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED
                                                           SHARES       VALUE
                                                         ---------  ------------
TELECOMMUNICATION SERVICES -- 0.9%
   012 Smile.Communications *........................      148,568  $  1,348,997
                                                                    ------------
   Total Common Stock
      (Cost $129,669,368)............................                144,153,234
                                                                    ------------
SHORT-TERM INVESTMENT -- 3.7%

   CASH EQUIVALENT -- 3.7%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 2.270% (A)
         (Cost $5,516,673)...........................    5,516,673     5,516,673
                                                                    ------------
   Total Investments -- 100.1%
         (Cost $135,186,041)+........................               $149,669,907
                                                                    ============

Percentages are based on Net Assets of $149,462,612.

*    Non-income producing security.

**   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)  The rate reported is the 7-day effective yield as of July 31, 2008.

Cl   -- Class

+    At July 31, 2008, the tax basis cost of the Fund's investments was
$135,186,041, and the unrealized appreciation and depreciation were $23,448,092 and $(8,964,226), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RHJ-QH-001-0900

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008